UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Marc De Oliveira

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1. Proxy Voting Record

The Registrant did not hold any votable positions and accordingly did not vote any proxies during the reporting period.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06740
Reporting Period: 07/01/2022 - 06/30/2023
Legg Mason Partners Institutional Trust

=============== Western Asset Institutional Government Reserves ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Institutional Liquid Reserves ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= Western Asset Institutional U.S. Treasury Obligations Money  =========
=========                         Market Fund                          =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== Western Asset Institutional U.S. Treasury Reserves ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Western Asset Premier Institutional Government Reserves ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Western Asset Premier Institutional Liquid Reserves ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Western Asset Premier Institutional U.S. Treasury Reserves ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Select Tax Free Reserves ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset SMASh Series C Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Western Asset SMASh Series Core Completion Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Western Asset SMASh Series Core Plus Completion Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset SMASh Series M Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset SMASh Series TF Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

Date: August 18, 2023